Collection Period Ended 31-Mar-2012
Principal Note
Payment Factor
0.00 0.000000
54,155,643.22 0.802971
0.00 1.000000
0.00 1.000000
54,155,643.22
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Pool Balance
1,691,640,220.36
1,157,980,966.40
1,102,055,822.69
Yield Supplement Overcollateralization Amount 53,171,320.50 34,773,867.02 33,004,366.53
Adjusted Pool Balance 1,638,468,899.86 1,123,207,099.38 1,069,051,456.16
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
0.000000
Total Note Balance
1,547,500,000.00
1,014,248,917.54
960,093,274.32
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
115.470455
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-2 Notes 469,000,000.00 430,748,917.54 376,593,274.32
Face Amount
Class A-1 Notes
495,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
1-m Libor
0.241750%
Summary
Initial Beginning Ending Principal per $1000
32
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Mar-2012 15-Apr-2012 30/360 Days 30
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Mar-2012 16-Apr-2012 Actual/360 Days
Record Date 13-Apr-2012
Distribution Date 16-Apr-2012
Collection Period (from... to)
1-Mar-2012 31-Mar-2012
Determination Date 12-Apr-2012
Amounts in USD
Dates
Collection Period No. 9
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Interest & Principal
Payment
0.00
54,290,324.05
319,458.33
134,708.33
$54,744,490.71
Total Trustee Fee
Aggregate Principal Distributable Amount 54,155,643.22 54,155,643.22 0.00
Regular Principal Distributable Amount 54,155,643.22 54,155,643.22 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 588,847.49 588,847.49 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-2 Notes 134,680.83 134,680.83 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Monthly Interest Distributable Amount 588,847.49 588,847.49 0.00
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 964,984.14 964,984.14 0.00
Total Distribution
59,130,164.32
Distribution Detail
Available Funds
59,130,164.32
(9) Excess Collections to Certificateholders
3,420,689.47
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
59,130,164.32 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 54,155,643.22
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 270,182.35 (3) Interest Distributable Amount Class A Notes 588,847.49
Net Liquidation Proceeds
93,194.38
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Interest Collections 3,383,940.76 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 55,382,846.83 (1) Total Servicing Fee 964,984.14
Total
$588,847.49
0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-3 Notes 0.850000% 319,458.33 0.708333
0.000000
Class A-2 Notes 0.351750% 134,680.83 0.287166 115.757621
Class A-1 Notes 0.216670% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Notice to Investors
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.105%
Principal Net Losses 183,929.26
Cumulative Principal Net Losses
1,770,275.50
Principal Net Liquidation Proceeds 91,759.54
Principal Recoveries 266,608.08
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 542,296.88
Total 1,102,055,822.69 51,636 100.00%
91-120 Days Delinquent 483,700.36 22 0.04%
61-90 Days Delinquent 901,588.51 31 0.08%
31-60 Days Delinquent 2,977,007.74 122 0.27%
1,097,693,526.08 51,461 99.60%
Amount Number of Receivables Percentage
Current
Weighted Average Seasoning (months) 13.28 22.39
Delinquency Profile *
Weighted Average APR 3.62% 3.60%
Weighted Average Number of Remaining Payments 45.89 37.97
Pool Factor 65.15%
As of Cutoff Date Current
Principal Gross Losses
542,296.88
Pool Balance end of Collection Period 1,102,055,822.69 51,636
Principal Collections attributable to Full Pay-offs 19,949,269.23
Principal Purchase Amounts 0.00
1,157,980,966.40 52,869
Principal Collections 35,433,577.60
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period
Pool Statistics
Pool Data
Amount Number of Receivables